Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended		120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | C000063510
Average Annual Return [Line Items]
Average Annual Return, Percent	23.62%	9.55%			8.15%
Without Sales Load [Member] | C000091256
Average Annual Return [Line Items]
Average Annual Return, Percent	23.83%	9.74%			8.35%
Without Sales Load [Member] | C000063509
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%	0.34%			1.87%
Without Sales Load [Member] | C000091255
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%	0.49%			2.02%
Without Sales Load [Member] | C000164428
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	0.90%			1.80%
Without Sales Load [Member] | C000063508
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%	1.84%			1.86%
Without Sales Load [Member] | C000091254
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%	2.02%			2.06%
Without Sales Load [Member] | C000063513
Average Annual Return [Line Items]
Average Annual Return, Percent	25.68%	9.95%			9.38%
Without Sales Load [Member] | C000091259
Average Annual Return [Line Items]
Average Annual Return, Percent	25.92%	10.20%			9.61%
Without Sales Load [Member] | C000195178
Average Annual Return [Line Items]
Average Annual Return, Percent	25.78%	12.17%	12.54%
Without Sales Load [Member] | C000195179
Average Annual Return [Line Items]
Average Annual Return, Percent	25.84%	12.30%		12.68%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%			12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%			12.83%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%			1.84%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%			1.84%
Bloomberg Barclays Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%	1.39%			2.52%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%			1.84%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%			1.84%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%	9.39%			8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%	9.39%			8.78%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	10.43%	10.13%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	10.43%		9.91%
Bloomberg Barclays US Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%			1.96%
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Average Annual Return [Line Items]
Average Annual Return, Percent	24.43%	9.83%			8.65%
Bloomberg Barclays US Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%			1.96%
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Average Annual Return [Line Items]
Average Annual Return, Percent	24.43%	9.83%			8.65%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	1.46%			2.24%
Bloomberg Barclays 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	1.70%			1.64%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%	1.54%			1.77%
Bloomberg Barclays 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	1.70%			1.64%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%	1.54%			1.77%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%	9.29%			8.22%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%	9.29%			8.22%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.59%	9.99%	10.14%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.59%	9.99%		9.96%